Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of Provision for income taxes
	2020	2019

Currently paid or payable	$2,518,516	$1,693,624
Deferred (benefit) expense	(270,427)	96,236
Total income tax expense (1)	$2,248,089	$1,789,860

Schedule of federal income tax
	2020	2019

Computed expense at statutory rates	$2,731,384	$2,236,904
Tax exempt interest and BOLI	(309,102)	(306,073)
Disallowed interest	12,917	15,798
Partnership rehabilitation and tax credits	(433,970)	(415,099)
Low income housing investment amortization expense	265,982	246,564
Other	(19,122)	11,766
	$2,248,089	$1,789,860

Schedule of deferred income tax (benefit) expense
	2020	2019

Depreciation	$10,368	$126,734
Mortgage servicing rights	(3,661)	(13,728)
Deferred compensation	3,722	3,701
Bad debts	(269,219)	(68,029)
Limited partnership amortization	(39,430)	60,588
Investment in CFSG Partners	13,408	(3,323)
Loan fair value	0	(6,171)
Prepaid expenses	11,072	(10,741)
Other	3,313	7,205
Change in deferred tax (benefit) expense	$(270,427)	$96,236

Schedule of significant components of the net deferred tax asset
	2020	2019

Components of the deferred tax asset:
Bad debts	$1,513,782	$1,244,563
Deferred compensation	9,176	12,898
Contingent liability - MPF program	17,838	17,838
Finance lease	7,101	11,930
Other	20,814	16,346
Total deferred tax asset	1,568,711	1,303,575

Components of the deferred tax liability:
Depreciation	394,564	384,197
Limited partnerships	37,565	76,995
Mortgage servicing rights	193,650	197,311
Unrealized gain on debt securities AFS	243,321	69,242
Investment in CFS Partners	84,462	71,054
Operating lease	3,178	226
Prepaid expenses	79,810	68,738
Total deferred tax liability	1,036,550	867,763
Net deferred tax asset	$532,161	$435,812